Schedule of products and services (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total revenues	$ 61	$ 16	$ 4,055
Electrical equipment and related services [member]
IfrsStatementLineItems [Line Items]
Total revenues			2,591
Digital Asset Revenue [Member]
IfrsStatementLineItems [Line Items]
Total revenues	8
Vehicle spec conversion [member]
IfrsStatementLineItems [Line Items]
Total revenues	50
Conversion kits [member]
IfrsStatementLineItems [Line Items]
Total revenues	3	16	1,394
Accessories [member]
IfrsStatementLineItems [Line Items]
Total revenues			$ 70